FINANCIAL INSTITUTIONS PAYABLE	6 Months Ended
Jun. 30, 2025
Notes Payable to Bank [Abstract]
FINANCIAL INSTITUTIONS PAYABLE
NOTE 6 - FINANCIAL INSTITUTIONS PAYABLE

United States of America

The Company’s U.S subsidiary secured a three-year credit facility with its primary bank in September 2023. The credit facility has a maximum borrowing base limit of $7,500. The borrowing base limitation is equivalent to: (i) 85% of eligible non-investment grade receivables and 90% of eligible investment grade receivables, plus (ii) 80% of direct labor payroll for the previous two pay periods plus 20%. The company is required to maintain a fixed charge ratio of 1.00. Borrowings on the credit facility are subject to interest at SOFR plus 2.65% and a minimum annual interest charge of $60. As of June 30, 2025 and December 31, 2024, the Company’s outstanding debt under the credit facility is $1,987 and $0 and the unused available amount of the line is $ 5,513 and $7,500, respectively.

Europe

The Company has a factoring arrangement in Sweden to provide it with up to 4,000 SEK ($421 as of June 30, 2025) in borrowings. As of June 30, 2025 borrowings under the agreement bear interest of 5.0% and are subject to annual extension by the financial institution. The factoring agreement is secured by accounts receivable of the Swedish subsidiary. As of June 30, 2025, and December 31, 2024, the Company had 1,244 SEK and 2,212 SEK ($131 and $201 as of June 30, 2025 and December 31, 2024) respectively, under the factoring facility.

In November 2023, the Company entered into a loan agreement with a commercial bank in Spain to provide it with up to €1,000 ($1,172 as of June 30, 2025). The interest rate is determined by the bank at the time the loan is taken. The loan agreement was renewed in November 2024. As of June 30, 2025 and December 31, 2024 the outstanding balances regarding those loans are €1,000 and €0 ($1,172 and $0), respectively.

In December 2023, an agreement with the same commercial bank was signed, to provide loans up to €1,500 ($1,758 as of June 30, 2025). These loans can be used only for paying different taxes to the Spanish tax authorities. The interest rate is determined at the time the loans are taken. During the periods ended June 30, 2025 and 2024 the loans taken ranged between €500 and €1,500 ($586 and $1,758 as of June 30, 2025) with interest rates between 4.25% and 5.25% and for periods of three to six months.  As of June 30, 2025 and December 31, 2024 the outstanding balances were €502 and €1,000 ($588 and $1,041 as of June 30, 2025 and December 31, 2024), with interest rate of 4.25% and 5.25%, respectively.

In June 2024, the Company signed a factoring agreement with a commercial bank for an unlimited period. According to the agreement, the Company factors certain accounts receivable related to invoices issued to certain customers up to the amount of €11,650 ($13,654 as of June 30, 2025). The amounts can be used only for payroll related costs in Germany. The company is being charged fees until the collection date equal to Euribor plus 3.0%. The Company was also subject to a 1.5% fee at the signing date of the agreement. As of June 30, 2025 and December 31, 2024, the outstanding balance were €8,955 and €1,863 ($10,499 and $1,939 as of June 30, 2025 and December 31, 2024), respectively.

The Following table summarizes the different loans mentioned above and are reflected in the Company’s financial liabilities:

	Maximum Availability as of June 30, 2025 *	Debt Balance as of June 30, 2025	Interest rate as of June 30, 2025	Maximum Availability as of December 31, 2024 *	Debt Balance as of December 31, 2024	Interest rate as of December 31, 2024
Line of Credit	$7,500	$1,987	7.0%	$7,500	$-	7.1%
Loan	1,172	1,172	2.7%	1,041	-	3.2%
Revolving Loans	1,758	589	4.3%	1,561	1,041	4.0%
Factoring	421	131	5.0%	363	201	5.3%
Factoring	13,658	10,497	4.9%	12,123	1,939	5.9%
Total	$24,509	$14,376	**5.0%	$22,588	$3,181	**5.2%

* Maximum availability is subject to terms and conditions according to the agreements with the different financial institutions.
** Weighted average

In March 2024 the Company signed a non-recourse factoring agreement with a commercial bank under which it factors certain accounts receivable related to invoices issued to a specific customer up to €3,000 ($3,517 as of June 30, 2025). The maximum amount provided by the bank cannot exceed 75% of the monthly invoice for that customer. The agreement was in place until April 2025. In March 2025 the agreement was extended for one year and the facility was increased up to €4,000 ($4,689 as of June 30, 2025). Under the terms of this agreement, the factor assumes all rewards and credit risks associated with the purchased receivables and the Company has no further obligation related to their collection. Accordingly, the factored receivables are derecognized from the Company’s balance sheet once the funds are received by the Company. The arrangement does not create any liability and therefore no loan or financing obligation is recorded in the Company’s financial statements. The Company is also subject to a 0.2% fee for every factored invoice issued under the agreement and with interest equal Euribor plus 0.60% (2.58% as of June 30, 2025) until the date the payment is anticipated.